Other Comprehensive Income, Reclassifications out of accumulated other comprehensive income (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	$ 1,622	$ 2,161	$ 1,428
Salaries and employee benefits	32,424	31,276	28,751
Income taxes	23,717	22,441	19,298
Net income	39,812	37,534	33,087
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net income	850	1,271	962
Unrealized Gain (Losses) on Securities Available For Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	1,622	2,161	1,428
Income taxes	(649)	(864)	(571)
Net income	973	1,297	857
Net Change in Net Actuarial Loss and Prior Service Credit on Pension and Postretirement Benefit Plans, Net of Tax [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	82	18	(72)
Net income	(123)	(26)	105
Amortization of Net Actuarial Loss [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	(467)	(306)	(85)
Amortization Of Prior Service Cost [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	$ 262	$ 262	$ 262